DEBT (Q3)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
DEBT [Abstract]
DEBT
9.	DEBT
Revolving Credit Facility
In July 2020, the Company obtained a secured revolving credit loan (the “Revolving Credit Facility”) from AFC Finance, LLC, an affiliate of the Company’s management. The Revolving Credit Facility had a loan commitment of $40,000,000 and had an interest rate of 8% per annum, payable in cash in arrears. The Company did not incur any fees or cost related to the origination of the Revolving Credit Facility and the Revolving Credit Facility did not have any unused fees. The maturity date of the Revolving Credit Facility was the earlier of (i) July 31, 2021 and (ii) the date of the closing of any credit facility where the proceeds are incurred to refund, refinance or replace the Revolving Credit Agreement (as defined below) with an aggregate principal amount equal to or greater than $50.0 million (any such financing, a “Refinancing Credit Facility”) in accordance with terms of the credit agreement governing the Revolving Credit Facility (the “Revolving Credit Agreement”). The Revolving Credit Facility was secured by the assets of the Company.
On May 7, 2021, the Company amended the Revolving Credit Agreement with AFC Finance, LLC (the “First Amendment”). The First Amendment increased the loan commitment from $40,000,000 to $50,000,000, decreased the interest rate from 8% per annum to 6% per annum, removed Gamma Lending Holdco LLC as a lender and extended the maturity date from July 31, 2021 to the earlier of (i) December 31, 2021 or (ii) the date of the closing of any Refinancing Credit Facility.
On November 3, 2021, the Company entered into the Second Amendment to the Revolving Credit Agreement with AFC Finance, LLC (the “Second Amendment”). Under the Second Amendment, payments to AFC Finance, LLC for interest, commitment fees and unused fees (net applicable taxes) are required to be paid directly or indirectly through AFC Finance, LLC to charitable organizations designated by AFC Finance, LLC. The Second Amendment (i) increased the loan commitment from $50,000,000 to $75,000,000; (ii) decreased the interest rate from 6% per annum to 4.75% per annum; (iii) introduced a one-time commitment fee of 0.25%, to be paid in three equal quarterly installments, and an unused line fee of 0.25% per annum, to be paid quarterly in arrears; (iv) provided an optional buyout provision for the holders of the Company’s 2027 Senior Notes (as defined above) upon an event of default under the Revolving Credit Agreement; (v) extended the fixed element of the maturity date from December 31, 2021 to September 30, 2022 and (vi) provided that a Refinancing Credit Facility (as defined below) may be any credit facility where the proceeds are incurred to refund, refinance or replace the Revolving Credit Agreement. Pursuant to the Second Amendment, the Company incurred a one-time commitment fee expense of $187,500 in November 2021, payable in three quarterly installments beginning in the first quarter of 2022, which will be amortized over the life of the loan. For the three and nine months ended September 30, 2021 and through November 3, 2021, the Company has not drawn on the Revolving Credit Facility or incurred any interest expense related to the Revolving Credit Facility.
2027 Senior Notes
On November 3, 2021, the Company issued $100 million in aggregate principal amount of senior unsecured notes due in 2027 (the “2027 Senior Notes”). The 2027 Senior Notes accrue interest at a rate of 5.75% per annum. Interest on the 2027 Senior Notes is due semi-annually on May 1 and November 1 of each year, beginning on May 1, 2022. The net proceeds from the Offering were approximately $97 million, after deducting the initial purchasers’ discounts and commissions and estimated offering fees and expenses payable by the Company. The Company intends to use the proceeds from the issuance of the 2027 Senior Notes (i) to fund loans related to unfunded commitments to existing borrowers, (ii) to originate and participate in commercial loans to companies operating in the cannabis industry that are consistent with our investment strategy and (iii) for working capital and other general corporate purposes. The terms of the 2027 Senior Notes are governed by an indenture, dated November 3, 2021, among us, as issuer, and TMI Trust Company, as trustee (the “Indenture”). Under the Indenture governing the 2027 Senior Notes, we are required to cause all of our existing and future subsidiaries to guarantee the 2027 Senior Notes, other than certain immaterial subsidiaries as set forth in the Indenture. The 2027 Senior Notes are currently not guaranteed by any of our subsidiaries.
The Indenture governing the 2027 Senior Notes contains customary terms and restrictions, subject to a number of exceptions and qualifications, including restrictions on the Company’s ability to (1) incur additional indebtedness unless the Annual Debt Service Charge (as defined in the Indenture) is no less than 1.5 to 1.0, (2) incur or maintain total debt in an aggregate principal amount greater than 60% of the Company’s consolidated Total Assets (as defined in the Indenture), (3) incur or maintain secured debt in an aggregate principal amount greater than 25% of the Company’s consolidated Total Assets (as defined in the Indenture); and (4) merge, consolidate or sell substantially all of the Company’s assets. On or after February 1, 2027, the Company may redeem the 2027 Senior Notes in whole or in part at a price equal to 100% of the principal amount of the notes being redeemed, plus a make-whole premium and accrued and unpaid interest thereon to, but excluding, the applicable redemption date.

9.	DEBT
The Company obtained a secured revolving credit loan (the “Revolving Loan”) from AFC Finance, LLC, an affiliate of the Company’s management. The Revolving Loan has a loan commitment of $40,000,000 and bears interest of         8% per annum, payable in cash in arrears. The Company did not incur any fees or cost related to the origination of the Revolving Loan and the Revolving Loan does not have any unused fees. The maturity date of the Revolving Loan is the earlier of (i) July 31, 2021 and (ii) the date of the closing of any Refinancing Credit Facility in accordance with terms in the Revolving Loan agreement. The Revolving Loan is secured by the assets of the Company. For the period from July 31, 2020 to December 31, 2020, the Company did not utilize its Revolving Loan and therefor no interest expense was incurred.